Cover	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Entity File Number	001-38755
Entity Registrant Name	Suzano S.A.
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Av. Professor Magalhães Neto, 1,752 10th Floor, Rooms 1009, 1010 and 1011
Entity Address, City or Town	Salvador
Entity Address, Country	BR
Entity Address, Postal Zip Code	41810-012
Entity Common Stock, Shares Outstanding	1,264,117,615
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0000909327
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Firm ID	1351
Auditor Location	São Paulo, Brazil
Business Contact
Document and Entity Information
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 1,355 - 7th Floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	01452-919
Contact Personnel Name	Marcos Moreno Chagas Assumpção
Country Region	+55
City Area Code	11
Local Phone Number	3503-9330
Contact Personnel Email Address	ri@suzano.com.br
Our common shares without par value*
Document and Entity Information
Title of 12(b) Security	Our common shares without par value*
No Trading Symbol Flag	true
Security Exchange Name	NYSE
American Depositary Shares, or ADSs,** each representing one of our common shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, or ADSs,** each representing one of our common shares
Trading Symbol	SUZB3/SUZ
Security Exchange Name	NYSE
6.000% Notes due 2029, issued by Suzano Austria GmbH
Document and Entity Information
Title of 12(b) Security	6.000% Notes due 2029, issued by Suzano Austria GmbH
Trading Symbol	SUZ/29
Security Exchange Name	NYSE
5.000% Notes due 2030, issued by Suzano Austria GmbH
Document and Entity Information
Title of 12(b) Security	5.000% Notes due 2030, issued by Suzano Austria GmbH
Trading Symbol	SUZ/30
Security Exchange Name	NYSE
3.750% Notes due 2031, issued by Suzano Austria GmbH
Document and Entity Information
Title of 12(b) Security	3.750% Notes due 2031, issued by Suzano Austria GmbH
Trading Symbol	SUZ/31
Security Exchange Name	NYSE
2.500% Notes due 2028, issued by Suzano Austria GmbH
Document and Entity Information
Title of 12(b) Security	2.500% Notes due 2028, issued by Suzano Austria GmbH
Trading Symbol	SUZ/28
Security Exchange Name	NYSE
3.125% Notes due 2032, issued by Suzano Austria GmbH
Document and Entity Information
Title of 12(b) Security	3.125% Notes due 2032, issued by Suzano Austria GmbH
Trading Symbol	SUZ/32
Security Exchange Name	NYSE
5.500 % Notes due 2036, issued by Suzano Netherlands B.V.
Document and Entity Information
Title of 12(b) Security	5.500 % Notes due 2036, issued by Suzano Netherlands B.V.
Trading Symbol	SUZ/36
Security Exchange Name	NYSE